Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Our equity awards, including stock options, are granted in connection with our yearly compensation cycle and regularly scheduled meetings of the compensation committee. Typically, our practice is to make annual award grants at the end of the first quarter of each fiscal year. Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public
information and to not time the release of material
non-public
information based on equity award grant date, but some option grants may be granted close in time to the release of material non-public
information to the extent those options are being granted upon hiring of new executive officers or in connection with annual grants being made as part of our director compensation policy. During the year ended December 31, 2024, we did not time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation, and none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form
10-Q,
Form
10-K,
or Form
8-K
that disclosed material
non-public
information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method	Typically, our practice is to make annual award grants at the end of the first quarter of each fiscal year. Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public
information and to not time the release of material
non-public
information based on equity award grant date, but some option grants may be granted close in time to the release of material non-public
information to the extent those options are being granted upon hiring of new executive officers or in connection with annual grants being made as part of our director compensation policy.
MNPI Disclosure Timed for Compensation Value	false